SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Narrative (Q2) (Details) - USD ($)		3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jul. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 10, 2023	Mar. 04, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Investments held in brokerage account		$ 810,827		$ 810,827			$ 0
Transferred cash				185,001,686			185,001,686
Restricted cash held							22,468,765
Remaining restricted cash held							9,136,168
Restricted cash held transferred back to the trust account		(160,482)	$ (230,598)	$ (301,805)	$ (302,089)	25,042,451	$ 2,177,762
Debt instrument redemption, description				For the period from March 1, 2021 (inception) through December 31, 2021, the Company recorded accretion of carrying value to redemption value of $29,687 due to the unrealized gain on the investments held in the Trust Account. For the year ended December 31, 2022, the Company recorded accretion of carrying value to redemption value of $2,177,762 due to the $2,752,849 of realized gain on the investments held in the Trust Account partially offset by $575,087 transferred to the operating bank account for taxes			For the period from March 1, 2021 (inception) through December 31, 2021, the Company recorded accretion of carrying value to redemption value of $29,687 due to the unrealized gain on the investments held in the Trust Account. The Company subsequently recorded accretion of carrying value to redemption value of $2,177,762 due to the $2,752,849 of realized gain on the investments held in the Trust Account for the year ended December 31, 2022, partially offset by $575,087 transferred to the operating bank account for taxes
Transaction costs	$ 15,401,418	14,638,901		$ 14,638,901			$ 15,401,418
Underwriting fees	3,608,300						3,608,300
Deferred underwriting fees	6,314,525						6,314,525
Other offering costs	764,193						764,193
Purchase price	4,150						4,150
Offering cost recorded to equity amount							14,638,901
Unrecognized tax benefits		0		0		0	0
Accrued interest and penalties		$ 0		$ 0		0	$ 0
Effective tax rate		0.00%	0.00%	0.00%	0.00%
Operating cash deposits								$ 1,343,809
Number of securities called by warrants (in shares)		17,033,200		17,033,200			17,033,200
Anchor Investors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock subscription		$ 4,714,400		$ 4,714,400			$ 4,714,400		$ 4,714,400
Purchase price									$ 4,150
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Transaction costs	15,401,418
Underwriting fees	3,608,300
Deferred underwriting fees	6,314,525
Other offering costs	764,193
Offering cost recorded to equity amount	14,638,901
Amount of offering costs that were expensed	$ 762,517
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted cash held transferred back to the trust account		$ 160,482	$ 230,598	$ 301,805	$ 302,089	$ 25,042,451	$ 2,177,762
Class A common stock, shares subject to possible redemption (in shares)		1,304,259		1,304,259		18,041,500	1,304,259
Percentage of total net income (loss) allocated to shares				22.00%		80.00%	80.00%
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted cash held transferred back to the trust account
Percentage of total net income (loss) allocated to shares			20.00%	78.00%	20.00%	33.00%	20.00%
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted cash held		0		$ 0			$ 22,468,765
Remaining restricted cash held		$ 9,136,168		$ 9,136,168			9,136,168
Restricted cash held transferred back to the trust account							$ 13,332,597